Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024	May 31, 2023	May 31, 2022	May 31, 2021	May 31, 2020	May 31, 2019	May 31, 2018	May 31, 2017	May 31, 2016	May 31, 2015
C000011299 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A1 Shares
Account Value	$ 12,876	$ 12,876	$ 12,876	$ 12,346	$ 12,329	$ 13,137	$ 12,025	$ 12,271	$ 11,778	$ 11,287	$ 11,090	$ 10,428
Average Annual Return, Percent	4.29%	0.97%	2.56%
C000199773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Class K Shares
Account Value	$ 13,047	$ 13,047	$ 13,047	12,493	12,458	13,255	12,126	12,358	11,836	11,338	11,129	10,446
Average Annual Return, Percent	4.44%	1.09%	2.70%
C000011302 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Account Value	$ 13,006	$ 13,006	$ 13,006	12,460	12,431	13,234	12,112	12,340	11,834	11,338	11,129	10,446
Average Annual Return, Percent	4.39%	1.06%	2.66%
C000038561 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares (with sales charge)
Account Value	$ 12,160	$ 12,160	$ 12,160	11,677	11,679	12,464	11,425	11,679	11,228	10,776	10,604	9,982
Average Annual Return, Percent	(0.29%)	(0.06%)	1.98%
C000038561 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	4.13%	0.81%	2.42%
C000038562 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares (with sales charge)
Account Value	$ 11,947	$ 11,947	$ 11,947	11,472	11,474	12,338	11,405	11,737	11,368	11,002	10,907	10,338
Average Annual Return, Percent	2.35%	0.05%	1.79%
C000038562 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Investor C Shares
Average Annual Return, Percent	3.35%	0.05%	1.79%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Account Value	$ 12,488	$ 12,488	$ 12,488	$ 12,163	$ 12,104	$ 12,986	$ 12,399	$ 11,925	$ 11,207	$ 11,083	$ 10,924	$ 10,318
Average Annual Return, Percent	2.67%	0.93%	2.25%
California Customized Reference Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	California Customized Reference Benchmark
Average Annual Return, Percent	3.04%	0.88%